UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-01434
Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)
Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)
Copy to:
Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: 260-455-2000
Date of fiscal year-end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)
Lincoln National Variable Annuity Fund A
September 30, 2005

	Numberof	Fair
	Shares	Value
Common Stock– 98.42%
Basic Materials – 4.26%
Alcoa	11,500	$280,830
Dow Chemical	18,300	762,561
duPont (E.I.) deNemours	8,200	321,194
Freeport-McMoRan Copper & Gold Class B	8,700	422,733
Lubrizol	6,300	272,979
Masco	8,000	245,440
PPG Industries	3,600	213,084
United States Steel	9,500	402,325
Weyerhaeuser	5,400	371,250

		3,292,396

Capital Goods – 7.76%
Caterpillar	8,000	470,000
Cummins	3,700	325,563
General Electric	66,500	2,239,055
Goodrich	7,700	341,418
†Grant Prideco	15,400	626,010
Honeywell International	10,200	382,500
Northrop Grumman	5,900	320,665
PACCAR	6,000	407,340
Textron	5,200	372,944
United Technologies	9,800	508,032

		5,993,527

Communication Services – 2.03%
CenturyTel	8,900	311,322
Sprint	20,787	494,315
Verizon Communications	23,400	764,946

		1,570,583

Consumer Discretionary – 4.78%
Best Buy	11,850	515,831
†Coach	17,400	545,664
Federated Department Stores	4,500	300,915
Gap	19,100	332,913
Home Depot	25,500	972,570
NIKE	5,700	465,576
Wal-Mart Stores	12,700	556,514

		3,689,983

Consumer Services – 1.93%
Cendant	13,500	278,640
Marriott International Class A	6,500	409,500
McDonald’s	15,500	519,095
Yum Brands	5,900	285,619

		1,492,854

Consumer Staples – 8.13%
Altria Group	15,900	1,171,989
Anheuser-Busch	5,400	232,416
Clorox	4,300	238,822
Coca-Cola	7,300	315,287
CVS	12,400	359,724
Fortune Brands	6,900	561,177
Gillette	8,600	500,520

	Numberof	Fair
	Shares	Value
Kellogg	6,100	281,393
Kimberly-Clark	7,400	440,522
PepsiCo	19,600	1,111,516
Procter & Gamble	13,000	772,980
Tyson Foods Class A	16,300	294,215

		6,280,561

Credit Cyclicals – 1.36%
D.R. Horton	9,300	336,846
KB HOME	9,700	710,040

		1,046,886

Energy – 9.75%
Chevron	18,200	1,178,086
ConocoPhillips	10,000	699,100
ENSCO International	7,400	344,766
Exxon Mobil	41,600	2,643,264
†Nabors Industries	5,200	373,516
†National Oilwell Varco	12,500	822,500
Occidental Petroleum	9,300	794,499
Tidewater	7,300	355,291
Valero Energy	2,800	316,568

		7,527,590

Finance – 22.25%
Allstate	8,100	447,849
American International Group	14,700	910,812
Bank of America	25,300	1,065,130
Berkley (W.R.)	7,850	309,918
Capital One Financial	3,500	278,320
CIGNA	3,900	459,654
CIT Group	10,000	451,800
Citigroup	44,700	2,034,744
Countrywide Financial	16,100	530,978
Everest Re Group	3,100	303,490
Freddie Mac	11,800	666,228
JPMorgan Chase & Co.	30,700	1,041,651
Lehman Brothers Holdings	5,200	605,696
MBNA	33,400	822,976
Mellon Financial	14,400	460,368
Merrill Lynch	13,300	815,955
MetLife	8,500	423,555
Morgan Stanley	17,900	965,526
North Fork Bancorporation	21,200	540,600
PMI Group	11,300	450,531
PNC Financial Services Group	7,300	423,546
Prudential Financial	7,400	499,944
UnitedHealth Group	12,900	724,980
U.S. Bancorp	33,900	951,912
†WellPoint	9,400	712,708
Wells Fargo	4,900	286,993

		17,185,864

Health Care – 11.60%
Abbott Laboratories	11,100	470,640
†Amgen	12,800	1,019,776
Becton, Dickinson	6,100	319,823
Biomet	7,100	246,441
†Express Scripts Class A	8,100	503,820
†Genentech	5,900	496,839
†Gilead Sciences	8,500	414,460
Guidant	6,100	420,229
Johnson & Johnson	24,300	1,537,704
Lilly (Eli)	6,200	331,824
Medtronic	7,400	396,788
Pfizer	61,300	1,530,661

	Number of	Fair
	Shares	Value
Quest Diagnostics	5,000	252,700
Wyeth	16,700	772,709
†Zimmer Holdings	3,500	241,115

		8,955,529

Media – 4.18%
Clear Channel Communications	9,300	305,877
†Comcast Class A	9,400	276,172
†Comcast Special Class A	6,500	187,070
Disney (Walt)	19,600	472,948
Knight-Ridder	3,900	228,852
Time Warner	55,400	1,003,294
Viacom Class B	22,900	755,929

		3,230,142

Real Estate – 1.29%
Developers Diversified Realty	7,500	350,250
Equity Office Properties Trust	10,600	346,726
ProLogis	6,800	301,308

		998,284

Technology – 15.59%
Adobe Systems	19,800	591,030
Applied Materials	32,500	551,200
†Cisco Systems	57,800	1,036,354
†Dell	22,600	772,920
†DST Systems	5,500	301,565
†eBay	10,300	424,360
†EMC	30,800	398,552
Intel	60,900	1,501,185
International Business Machines	12,500	1,002,750
†Juniper Networks	16,300	387,777
†Lexmark International Class A	9,800	598,290
Linear Technology	6,900	259,371
Microsoft	63,900	1,644,147
Motorola	12,900	284,961
National Semiconductor	13,300	349,790
Nokia ADR	16,800	284,088
†Oracle	24,100	298,599
QUALCOMM	17,200	769,700
Texas Instruments	17,200	583,080

		12,039,719

Transportation – 0.36%
FedEx	3,200	278,816

		278,816

Utilities – 3.15%
Dominion Resources	4,700	404,858
Edison International	11,400	538,992
Exelon	11,300	603,872
PPL	9,600	310,368
TXU	5,100	575,688

		2,433,778

Total Common Stock (cost $54,732,509)		76,016,512

	Principal
	Amount
≠Commercial Paper – 0.82%
Rabobank USA Finance 3.877% 10/3/05	$630,000	629,864

Total Commercial Paper (cost $629,864)		629,864

Total Market Value of Securities – 99.24% (cost $55,362,373)		76,646,376
Receivables and Other Assets Net of Liabilities (See Notes) – 0.76%		590,479

Net Assets – 100.00%		$77,236,855

† Non-income producing security for the period ended September 30, 2005.

≠ The interest rate shown is the effective yield as of the time of purchase.
ADR – American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).
Investments — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.
Federal Income Taxes — Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.
Income — Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.
Annuity Reserves — Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A (Registrant)

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	November 23, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	November 23, 2005

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill
Chief Accounting Officer
(Signature and Title)

Date:	November 23, 2005